Bingham McCutchen LLP

One Federal Street

Boston, MA 02110

January 19, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Western Asset Premium Tax Free Reserves, a series of Legg Mason Partners Premium Money Market Trust

File Nos. 33-28844 and 811-5812

Ladies and Gentlemen:

We are counsel to the above-referenced registrant, which proposes to file, pursuant to Rule 497 under the Securities Act of 1933, as amended, exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in an amended Prospectus, dated December 29, 2011 and filed on December 29, 2011, for Western Asset Premium Tax Free Reserves (the “Fund”).

The purpose of this filing is to submit the 497(c) filing dated December 29, 2011 in XBRL format for the Fund.

Please call the undersigned at (617) 951-8381 or Matthew Prasse at (617) 951-8693 with any comments or questions relating to the filing.

Sincerely,

/s/ Mari A. Wilson

Mari A. Wilson

Enclosures

cc:	Rosemary D. Emmens, Legg Mason & Co., LLC